Summary of significant accounting policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Apr. 02, 2019
Property, Plant and Equipment [Line Items]
Cash equivalent	$ 0	$ 0
Right-of-use assets	133			$ 407
Lease liabilities	133			$ 407
Refund liability	28	29	$ 69
Contract liabilities	320	317
Research and development costs	237	229	213
Advertising costs	$ 15	$ 30	$ 103
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life of Assets	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life of Assets	66 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life of Assets	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life of Assets	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life of Assets	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Life of Assets	5 years